COMMITMENTS AND CONTINGENCIES - Litigations related to Bank loans (Details)		1 Months Ended						12 Months Ended
	Apr. 24, 2018 CNY (¥)	Nov. 30, 2020 CNY (¥)	Nov. 30, 2020 USD ($)	Nov. 30, 2019 CNY (¥)	Nov. 30, 2019 USD ($)	Oct. 31, 2019 CNY (¥)	Oct. 31, 2019 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Notice for early repayment of bank loans						¥ 160,000,000	$ 22,983,000
Early repayment of bank loans								¥ 3,208,000	$ 503,000	¥ 59,000	¥ 73,850,000
Bank B
Notice for early repayment of bank loans						¥ 170,000,000	24,419,000
Bank C
Notice for early repayment of bank loans							$ 22,983,000
Early repayment of bank loans				¥ 10,000,000	$ 1,436,000
Xin Run
Notice for early repayment of bank loans	¥ 14,400,000	¥ 175,078,000	$ 27,473,000